Share Capital and Warrants - Treasury Shares (Details) - Treasury Shares - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of Common Shares
Outstanding, beginning of year (in shares)	2,000	0
Purchase of Common Shares Under Employee Benefit Plan (in shares)	7,100	2,000
Distributed Under Employee Benefit Plan (in shares)	(3,842)	0
Outstanding, end of year (in shares)	5,258	2,000
Amount
Outstanding, Beginning of Year	$ 43	$ 0
Purchase of Common Shares Under Employee Benefit Plan	155	43
Distributed Under Employee Benefit Plan	(82)	0
Outstanding, End of Year	$ 116	$ 43